Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,071.5
Total Transaction Valuation	15,000,000
Total Offset Amount	0.00
Net Fee	$ 2,071.5